UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%
	Shares	Value
CONSUMER DISCRETIONARY — 8.7%
Allison Transmission Holdings	11,000	$250,910
GNC Holdings, Cl A	11,800	534,894
McDonald’s	10,723	1,095,247
Morningstar	4,341	286,550
NIKE, Cl B	12,094	769,178
Nordstrom	13,429	759,947
Select Comfort *	19,500	413,790
Tupperware Brands	3,000	240,900

		4,351,416

CONSUMER STAPLES — 11.9%
Colgate-Palmolive	5,999	716,341
Diageo ADR	7,153	874,096
HJ Heinz	9,726	704,357
Nestle ADR	14,619	1,041,311
PepsiCo	9,127	752,704
Reckitt Benckiser Group	11,414	832,598
Tesco	69,615	395,942
Wal-Mart Stores	8,243	640,646

		5,957,995

ENERGY — 8.1%
Apache	6,383	471,576
Chevron	7,930	967,539
CNOOC ADR	2,998	561,646
Oceaneering International	5,607	393,443
Schlumberger	12,114	901,645
Transocean	14,949	769,425

		4,065,274

FINANCIALS — 15.1%
Aflac	11,059	602,052
American Express	18,421	1,260,180
Berkshire Hathaway, Cl B *	10,169	1,081,168
BlackRock, Cl A	3,512	935,948

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Capital One Financial	10,033	$579,707
Goldman Sachs Group	3,354	489,919
HSBC Holdings ADR	13,478	739,403
IntercontinentalExchange *	2,849	464,187
JPMorgan Chase	8,559	419,477
Markel *	876	469,755
PNC Financial Services Group	7,680	521,319

		7,563,115

HEALTH CARE — 12.7%
Abbott Laboratories	19,923	735,557
Baxter International	14,892	1,040,504
Gilead Sciences *	9,550	483,612
Johnson & Johnson	11,828	1,008,101
McKesson	10,387	1,099,152
Mednax *	5,588	495,823
Mettler-Toledo International *	1,902	397,442
Thermo Fisher Scientific	13,575	1,095,231

		6,355,422

INDUSTRIALS — 13.6%
3M	9,713	1,017,048
ABB ADR	30,742	693,847
CSX	17,579	432,268
Graco	7,398	447,801
Illinois Tool Works	10,973	708,417
Komatsu	21,949	598,680
Orbital Sciences *	29,054	523,553
Precision Castparts	4,957	948,224
United Technologies	8,185	747,209
Waste Management	16,520	676,990

		6,794,037

INFORMATION TECHNOLOGY — 20.1%
Accenture, Cl A	12,119	986,971
Amphenol, Cl A	17,477	1,319,863

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
ANSYS *	5,615	$454,029
Apple	1,949	862,920
Ebix	18,531	344,862
Global Payments	6,527	302,853
Microsoft	24,521	811,645
NeuStar, Cl A *	9,097	399,085
Paychex	11,271	410,377
Qualcomm	12,141	748,128
SAP ADR	8,996	718,331
Syntel *	10,545	666,128
Taiwan Semiconductor Manufacturing ADR	41,291	787,832
Texas Instruments	11,398	412,722
WEX *	4,814	364,805
Zebra Technologies, Cl A *	10,158	473,871

		10,064,422

MATERIALS — 2.4%
BHP Billiton ADR	9,031	607,064
Rock Tenn, Cl A	6,111	611,955

		1,219,019

TELECOMMUNICATION SERVICES — 1.7%
Vodafone Group ADR	28,203	862,730

TOTAL COMMON STOCK (Cost $32,738,591)		47,233,430

EXCHANGE TRADED FUNDS — 3.5%
iShares MSCI All Country Asia Ex-Japan Index Fund	12,077	729,692
WisdomTree Japan Hedged Equity Fund	21,755	1,034,668

TOTAL EXCHANGE TRADED FUNDS (Cost $1,458,005)		1,764,360

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
April 30, 2013
(Unaudited)

CASH EQUIVALENT — 1.6%
	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio — Institutional, 0.090% (A) (Cost $820,096)	820,096	$820,096

TOTAL INVESTMENTS — 99.4% (Cost $35,016,692)†		$49,817,886

Percentages are based on Net Assets of $50,100,648.

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $35,016,692, and the unrealized appreciation and depreciation were $14,861,068 and $(59,874) respectively.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2013.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

As of April 30, 2013, all of the Fund’s investments were Level 1. There were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013 there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

LHI-QH-001-0900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 28, 2013